Derivatives (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about hedging instruments [abstract]
Schedule of derivatives	Derivatives by category

	June 30, 2026			December 31, 2025
Skr mn	Assets Fair value	Liabilities Fair value	Nominal amounts	Assets Fair value	Liabilities Fair value	Nominal amounts
Interest rate-related contracts	2,784	1,310	533,585	4,624	1,332	510,865
Currency-related contracts	4,423	2,392	147,643	2,097	7,550	137,052
Contracts related to commodities, credit risk, etc.	—	114	2,983	—	105	2,890
Total derivatives	7,208	3,816	684,211	6,721	8,988	650,807